Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)(2)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:(3)	Net Loss (in thousands) ($)

					Total Stockholder Return ($)

2025	3,335,372	2,876,197	1,299,242	1,403,688	114.88	(32,878)
2024	1,448,300	1,506,740	1,198,599	1,239,244	95.86	(37,010)
2023	1,227,792	871,462	1,536,159	637,825	37.57	(61,519)

(1)
Mr. Meeker served as our Principal Executive Officer (“PEO”) in fiscal years 2023 – 2025 and our other NEOs for the applicable fiscal years were as follows:
•Fiscal year 2025: Mr. Ibrahim and Ms. Koehler
•Fiscal year 2024: Mr. Ibrahim, Ms. Koehler, Mr. Sitaraman
•Fiscal year 2023: Mr. Ibrahim, Ms. Koehler, Mr. Sitaraman, Ms. Gustafson, Mr. Richburg and Mr. Yeaton

(2)	The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

PEO Total Compensation Amount	$ 3,335,372	$ 1,448,300	$ 1,227,792
PEO Actually Paid Compensation Amount	$ 2,876,197	1,506,740	871,462
Adjustment To PEO Compensation, Footnote

	2025		2024		2023

	PEO ($)	Average for other NEOs ($)	PEO ($)	Average for other NEOs ($)	PEO ($)	Average for other NEOs ($)

Summary Compensation Table Total	3,335,372	1,299,242	1,448,300	1,198,599	1,227,792	1,536,159
Adjustments
Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table	(2,233,978)	(474,626)	(776,300)	(370,000)	(708,561)	(1,164,876)
Increase/deduction for the inclusion of Rule 402(v) Equity Values(*):
Fiscal year end fair value of awards granted during covered fiscal year	1,808,494	364,875	842,800	369,933	57,600	311,250
Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior fiscal years	(578,379)	(340,377)	(36,410)	(160,265)	(237,799)	(90,094)
Fair value as of vesting date of awards granted and vested in the same fiscal year	119,141	54,251	—	—	—	18,680
Fair value as of vesting date of awards granted in prior fiscal years	425,547	500,323	28,350	200,977	532,430	26,706
Fair value at the end of the prior fiscal year of awards granted in any prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—	—	—	—
Total	1,774,803	579,072	58,440	40,645	352,231	266,542
COMPENSATION ACTUALLY PAID	2,876,197	1,403,688	1,506,740	1,239,244	871,462	637,825

Non-PEO NEO Average Total Compensation Amount	$ 1,299,242	1,198,599	1,536,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,403,688	1,239,244	637,825
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023

	PEO ($)	Average for other NEOs ($)	PEO ($)	Average for other NEOs ($)	PEO ($)	Average for other NEOs ($)

Summary Compensation Table Total	3,335,372	1,299,242	1,448,300	1,198,599	1,227,792	1,536,159
Adjustments
Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table	(2,233,978)	(474,626)	(776,300)	(370,000)	(708,561)	(1,164,876)
Increase/deduction for the inclusion of Rule 402(v) Equity Values(*):
Fiscal year end fair value of awards granted during covered fiscal year	1,808,494	364,875	842,800	369,933	57,600	311,250
Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior fiscal years	(578,379)	(340,377)	(36,410)	(160,265)	(237,799)	(90,094)
Fair value as of vesting date of awards granted and vested in the same fiscal year	119,141	54,251	—	—	—	18,680
Fair value as of vesting date of awards granted in prior fiscal years	425,547	500,323	28,350	200,977	532,430	26,706
Fair value at the end of the prior fiscal year of awards granted in any prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—	—	—	—
Total	1,774,803	579,072	58,440	40,645	352,231	266,542
COMPENSATION ACTUALLY PAID	2,876,197	1,403,688	1,506,740	1,239,244	871,462	637,825

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. Mr. Meeker's CAP increased from $871,462 in fiscal year 2023 to $2,876,197 in fiscal year 2025. The Average CAP for the Non-PEO NEOs also increased from $637,825 in fiscal year 2023 to $1,403,688 in fiscal year 2025. These increases were primarily driven by increases in overall compensation to further align with the competitive market, with the majority of Mr. Meeker’s increase delivered in long-term incentives, the value of which fluctuates based on our stock price, as well as the appreciation in our stock price, based on a TSR of $37.57 for fiscal year 2023, which increased to a three-year cumulative TSR of $114.88 at the end of fiscal year 2025.
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and our Net Loss. Net income/(loss) is not a component of our executive compensation program. Our Net Loss improved by 39.8% from fiscal year 2023 to fiscal year 2024, and an additional 11.2% from fiscal year 2024 to fiscal year 2025, which was the result of the Company successfully navigating the changing market environment and macro economic factors in each of those years. As described above, Mr. Meeker's CAP increased from $871,462 in fiscal year 2023 to $2,876,197 in fiscal year 2025. The Average CAP for the Non-PEO NEOs also increased from $637,825 in fiscal year 2023 to $1,403,688 in fiscal year 2025. These increases were primarily designed to align compensation with market competitive rates.
Total Shareholder Return Amount	$ 114.88	95.86	37.57
Net Income (Loss)	$ (32,878,000)	(37,010,000)	(61,519,000)
PEO Name	Mr. Meeker served as our Principal Executive Officer (“PEO”) in fiscal years 2023 – 2025 and our other NEOs for the applicable fiscal years were as follows:•Fiscal year 2025: Mr. Ibrahim and Ms. Koehler•Fiscal year 2024: Mr. Ibrahim, Ms. Koehler, Mr. Sitaraman•Fiscal year 2023: Mr. Ibrahim, Ms. Koehler, Mr. Sitaraman, Ms. Gustafson, Mr. Richburg and Mr. Yeaton
Additional 402(v) Disclosure
Provided below is the Company’s “Pay Versus Performance” disclosure as required pursuant to Item 402(v) of Regulation S-K under the Exchange Act. As a smaller reporting company, we are allowed to comply with scaled back requirements under the pay versus performance rules. As such, and in accordance with such rules, we have excluded the disclosure regarding a peer group’s total shareholder return (“TSR”), a company-selected measure as well as the list of the most important compensation measures used to determine our NEOs’ compensation. As required by Item 402(v), we have included:
•A table that compares the total compensation of our NEOs as presented in the Summary Compensation Table (“SCT”) for each year to pay calculated in accordance with Item 402(v) (referred to as “Compensation Actually Paid” or “CAP”) and that compares CAP to specified performance measures;
•Narratives that describe:
◦the relationship between CAP and our TSR; and
◦the relationship between CAP and Net Loss.
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, the Compensation Committee does not use CAP as a basis for making compensation decisions. Please refer to the "Compensation Discussion and Analysis" section of this Proxy Statement for a discussion of our executive compensation program objectives and the ways in which we design our program to align executive compensation with Company performance.
	The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) add the fair value as of the end of the covered fiscal year of all awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date; (iv) add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and (v) subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements. Any awards subject to performance-based vesting conditions are valued based on the attainment level as of the applicable vesting date or, in the case of awards that remain subject to performance conditions as of the end of the applicable fiscal year, based on the probably level of achievement as of such date.The Company TSR reflects the cumulative total stockholder return on our common stock, assuming an initial investment of $100 in our common stock at the market close on March 31, 2022 through March 31, 2025, the last business day of our fiscal year 2025.As discussed in “Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation program is designed to align with our status as a more mature, publicly-traded company, while still supporting our overall business and compensation objectives.
Mr. Meeker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,335,372	1,448,300	1,227,792
PEO Actually Paid Compensation Amount	2,876,197	1,506,740	871,462
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		58,440
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,233,978)	(776,300)	(708,561)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,774,803		352,231
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,808,494	842,800	57,600
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(578,379)	(36,410)	(237,799)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,141	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,547	28,350	532,430
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,645
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,626)	(370,000)	(1,164,876)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	579,072		266,542
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,875	369,933	311,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,377)	(160,265)	(90,094)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,251	0	18,680
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,323	200,977	26,706
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0